EARNINGS PER SHARE (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Basic Earnings Per Share [Abstract]
Profit for the year	R 1,123.8	R 1,439.9	R 635.0
Reconciliation of weighted average number of ordinary shares to diluted weighted average number of ordinary shares [Abstract]
Weighted average number of ordinary shares in issue adjusted for treasury shares	856,760,797	855,113,791	769,941,874
Effect of Sibanye-Stillwater Option	0	0	9,464,684
Effect of equity-settled share-based payment	4,203,336	5,935,215	4,283,001
Diluted weighted average number of ordinary shares	860,964,133	861,049,006	783,689,559
SA cents per share [Abstract]
Basic earnings per share	R 1.312	R 1.684	R 0.825
Diluted earnings per share	R 1.306	R 1.672	R 0.810